Income Taxes - Deferred Tax Assets and Liabilities (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Deferred tax assets:
Credit loss allowances for receivables	¥ 80,025	¥ 92,997
Accrued payroll and expenses and others	24,914	25,725
Net operating loss carryforward	247,350	160,863
Less: valuation allowance	(263,229)	(187,396)	¥ (127,809)	¥ (115,793)
Total deferred tax assets, net	¥ 89,060	92,189
Deferred tax liabilities:
Equity investments acquired in disposal of subsidiaries		¥ 1,312